GAINS/LOSSES ON DERIVATIVES AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 24, 2018	Sep. 30, 2018
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	$ 8,106	$ 7,796	$ (931)
Unrealized foreign exchange (gains)/losses	995	(3,657)	945
Amortization of debt guarantee (see note 24)	503	0	0
Financing arrangement fees and other costs	(1,363)	(527)	(1,468)
Losses on repurchase of 2012 High-Yield Bonds	0	(6,327)	0
Other financial items, net	(592)	(15,363)	(1,814)
Gains/losses on derivatives and Other financial items, net	7,514	(7,567)	(2,745)
Derivative liability	8,753	1,618
Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	7,400	(441)	0
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	(1,455)	12,073	9,893
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	0	3,718	0
Interest rate cash flow hedge gain (loss) reclassified to earnings, net		(5,000)
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on derivative instruments	2,161	(7,554)	(10,824)
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	(837)	(378)	(1,291)
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	1,105	(659)	945
High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized foreign exchange (gains)/losses	0	(3,103)	0
Losses on repurchase of 2012 High-Yield Bonds	0	(7,876)	0
Premium paid on repurchase of 2012 High Yield Bonds	0	(2,820)	$ 0
Foreign currency transaction gain (loss), realized		(2,900)
Common Stock
Component of Other Income (Expense), Nonoperating [Line Items]
Distribution amount per share				$ 0.4042
Carrying Value | Level 2 | Earn-Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	0	7,400			$ 0
Carrying Value | Level 2 | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Derivative liability	$ 8,753	$ 1,618